ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2025
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities
	March 31, 2025	March 31, 2024
	($)	($)
Accounts payable	488,338	842,821
Accrued liabilities	292,585	285,987
Total	780,923	1,128,808